Share Based Payments - Summary of Movements on Number of Share Options and Exercise Price (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, Outstanding at beginning of the year | shares	83,573,631	57,212,650
Number of options, granted | shares	22,755,235	26,557,293
Number of options, Exercised | shares	(3,494,254)	(104,200)
Number of options, Forfeited/Expired | shares	(3,632,769)	(92,112)
Number of options, Outstanding at end of the year | shares	99,201,843	83,573,631
Number of options, Exercisable at end of the year | shares	71,900,277	66,322,324
Weighted-average exercise price, Outstanding at beginning of the year | $ / shares	$ 6.72	$ 2.09
Weighted-average exercise price, Granted | $ / shares	5.01	16.45
Weighted-average exercise price, Exercised | $ / shares	(2.43)	(1.00)
Weighted-average exercise price, Forfeited/Expired | $ / shares	(5.35)	(9.72)
Weighted-average exercise price, Outstanding at end of the year | $ / shares	6.45	6.72
Weighted-average exercise price, Exercisable at end of the year | $ / shares	$ 6.54	$ 5.28